Note 9 - Share based Compensation - Fair Value Assumptions (Details) - Share-based Payment Arrangement, Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair value of ordinary share (in dollars per share)		$ 13.96
Expected volatility		70.00%	60.00%
Expected dividend yield	0.00%		0.00%
Contractual life (years) (Year)	10 years		10 years
Minimum [Member]
Fair value of ordinary share (in dollars per share)	$ 10.37		$ 24.87
Risk-free interest rate	0.11%	1.62%	2.73%
Expected term (years) (Year)	5 years	5 years	5 years 328 days
Expected volatility	70.00%
Maximum [Member]
Fair value of ordinary share (in dollars per share)	$ 17.94		$ 26.09
Risk-free interest rate	1.64%	1.68%	2.89%
Expected term (years) (Year)	10 years	7 years 36 days	6 years 73 days
Expected volatility	75.00%
Expected dividend yield		0.00%